Property, plant & equipment - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)
Property, plant and equipment [abstract]
Outstanding payment to suppliers in additions to property plant and equipment	$ 289	$ 610	$ 415